Matthews Emerging Markets Equity Active ETFSeptember 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 93.8%
	Shares	Value
China/Hong Kong: 36.1%
Alibaba Group Holding, Ltd.	128,400	$2,921,032
Tencent Holdings, Ltd.	31,000	2,641,638
Trip.com Group, Ltd. ADR	14,506	1,090,851
Contemporary Amperex Technology Co., Ltd. A Shares	15,600	879,872
DiDi Global, Inc. ADR[b]	136,925	851,673
PDD Holdings, Inc. ADR[b]	6,183	817,207
JD.com, Inc. Class A	34,650	616,810
Full Truck Alliance Co., Ltd. ADR	44,385	575,673
Horizon Robotics[b]	379,200	466,909
NetEase, Inc. ADR	3,047	463,114
China Construction Bank Corp. H Shares	413,000	397,054
Ping An Insurance Group Co. of China, Ltd. H Shares	58,000	395,468
China Merchants Bank Co., Ltd. A Shares	69,400	393,475
KE Holdings, Inc. ADR	19,541	371,279
Hong Kong Exchanges & Clearing, Ltd.	6,500	369,261
China International Capital Corp., Ltd. H Shares[c,d]	125,600	345,463
PetroChina Co., Ltd. H Shares	324,000	294,833
China Merchants Bank Co., Ltd. H Shares	44,500	267,444
Yum China Holdings, Inc.	4,642	199,235
Meituan Class Bb,c,d	14,200	190,723
Zijin Gold International Co., Ltd.[b]	3,700	57,352
Total China/Hong Kong		14,606,366

Taiwan: 15.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	97,000	4,153,324
Elite Material Co., Ltd.	15,000	602,894
Delta Electronics, Inc.	20,000	560,404
CTBC Financial Holding Co., Ltd.	219,000	308,258
Realtek Semiconductor Corp.	14,000	252,641
Alchip Technologies, Ltd.	2,000	227,377
Hon Hai Precision Industry Co., Ltd.	22,000	155,916
Total Taiwan		6,260,814

South Korea: 14.0%
Samsung Electronics Co., Ltd.	18,610	1,112,846
Korea Investment Holdings Co., Ltd.	7,650	790,599
HD Hyundai Electric Co., Ltd.	1,571	651,668
SK Hynix, Inc.	1,898	470,087
Hanwha Aerospace Co., Ltd.	588	463,929
NAVER Corp.	2,267	433,833
Samsung Fire & Marine Insurance Co., Ltd.	1,314	422,844
Hana Financial Group, Inc.	5,983	371,845
SK Telecom Co., Ltd.	8,400	325,092
Hyundai Rotem Co., Ltd.	1,301	203,071
Classys, Inc.	5,393	194,110
Samsung Biologics Co., Ltd.[b,c,d]	232	164,858
KB Financial Group, Inc.	635	52,274
Total South Korea		5,657,056

India: 13.3%
HDFC Bank, Ltd. ADR	16,872	576,348
Bharti Airtel, Ltd.	26,511	560,862
MakeMyTrip, Ltd.[b]	5,473	512,273
Eicher Motors, Ltd.	5,737	452,654
Eternal, Ltd.[b]	117,762	431,716
Bajaj Finance, Ltd.	33,840	380,710
ICICI Bank, Ltd. ADR	12,448	376,303

	Shares	Value
TVS Motor Co., Ltd.	9,071	$351,311
Mahindra & Mahindra, Ltd.	8,672	334,715
Max Financial Services, Ltd.[b]	18,616	330,413
Shriram Finance, Ltd.	44,082	305,882
Marico, Ltd.	37,029	290,848
Reliance Industries, Ltd.	11,889	182,642
Tata Consumer Products, Ltd.	12,740	162,040
Dixon Technologies India, Ltd.[d]	815	149,821
Total India		5,398,538

Brazil: 6.5%
Itau Unibanco Holding SA ADR	123,494	906,446
XP, Inc. Class A	43,207	811,860
MercadoLibre, Inc.[b]	166	387,932
B3 SA - Brasil Bolsa Balcao	150,100	377,677
Rumo SA	53,000	158,934
Total Brazil		2,642,849

Mexico: 1.9%
Grupo Financiero Banorte SAB de CV Class O	42,918	431,884
Fomento Economico Mexicano SAB de CV ADR	3,208	316,405
Total Mexico		748,289

South Africa: 1.6%
Shoprite Holdings, Ltd.	22,770	361,641
Capitec Bank Holdings, Ltd.	1,436	289,156
Total South Africa		650,797

Chile: 1.5%
Antofagasta PLC	16,291	603,342
Total Chile		603,342

Philippines: 0.8%
Bank of the Philippine Islands	155,770	307,793
Total Philippines		307,793

Singapore: 0.7%
Singapore Telecommunications, Ltd.	90,200	288,959
Total Singapore		288,959

Vietnam: 0.7%
Military Commercial Joint Stock Bank	286,897	284,433
Total Vietnam		284,433

Thailand: 0.6%
CP ALL Public Co., Ltd.	176,600	257,502
Total Thailand		257,502

Macau: 0.6%
Galaxy Entertainment Group, Ltd.	44,000	242,496
Total Macau		242,496

TOTAL COMMON EQUITIES		37,949,234
(Cost $28,787,121)

Matthews Emerging Markets Equity Active ETFSeptember 30, 2025
Schedule of Investmentsa (unaudited) (continued)
PREFERRED EQUITIES: 0.0%
	Shares	Value
India: 0.0%
TVS Motor Co., Ltd., Pfd.[b,e]	39,524	$4,674
Total India		4,674

TOTAL PREFERRED EQUITIES		4,674
(Cost $0)
SHORT-TERM INVESTMENTS: 6.3%
Money Market Funds: 6.3%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.04%[f]	2,562,645	2,562,645
(Cost $2,562,645)

Total Investments: 100.1%		40,516,553
(Cost $31,349,766)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.1%)		(29,081)
Net Assets: 100.0%		$40,487,472

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $701,044, which is 1.73% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $4,674 and 0.01% of net assets.
f	Rate shown is the current yield as of September 30, 2025.
ADR	American Depositary Receipt
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).